Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Prepaid operation expenses	$ 27,396
Deposits	13,198
Others	1,372
Prepaid expenses and other receivables	$ 41,966